Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2012
Goodwill And Intangible Assets, Net [Abstract]
Intangible Assets, Net

	December 31,
	2011	2012
Original amounts:
Customer contracts and relationships	$2,476	$5,614
Technology	1,546	7,576
Covenants not-to-compete	646	-
Trademarks	-	1,677
In Process R&D	-	807

	4,668	15,674
Accumulated amortization:
Customer contracts and relationships	260	542
Technology	257	531
Covenants not-to-compete	(*)646	-
Trademarks	-	33
In Process R&D	-	-

	1,163	1,106

Other intangible assets, net	$3,505	$14,568

(*)	Includes write-off of covenants not-to-compete of $502 for the year ended December 31, 2011.